Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity File Number	001-38866
Entity Registrant Name	TUFIN SOFTWARE TECHNOLOGIES LTD.
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	5 HaShalom Road
Entity Address, Address Line Two	ToHa Tower
Entity Address, City or Town	Tel Aviv
Entity Address Country	IL
Entity Address, Postal Zip Code	6789205
Title of 12(b) Security	Ordinary shares, par value NIS 0.015 per share
Trading Symbol	TUFN
Name of Exchange on which Security is Registered	NYSE
Entity Common Stock, Shares Outstanding	35,972,470
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Document Accounting Standard	U.S. GAAP
Auditor Attestation Flag	true
Entity Shell Company	false
Entity Central Index Key	0001757399
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Business Contact [Member]
Contact Personnel Name	Yuval Fessler
Entity Address, Address Line One	5 HaShalom Road
Entity Address, Address Line Two	ToHa Tower
Entity Address, City or Town	Tel Aviv
Entity Address Country	IL
Entity Address, Postal Zip Code	6789205
City Area Code	972
Local Phone Number	612-8118